	CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments				January 31, 2023 (unaudited)
					Shares		Fair Value
0.79%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional Class 4.19%(A) . . . . . .			.		443,878	$443,878
101.71%	PURCHASED OPTIONS
		Number
		of	Notional	Exercise		Expiration
96.90%	Description	Contracts	Amount		Price	Date	Value
	CALL OPTIONS
	SPDR S&P 500
	ETF Trust . . .	380	$15,446,240		$0.02	02/20/25	$15,092,292
	SPDR S&P 500
	ETF Trust . . .	69	2,804,712		0.02	02/21/24	2,767,922
	SPDR S&P 500
	ETF Trust . . .	380	15,446,240		0.02	05/16/24	15,185,617
	SPDR S&P 500
	ETF Trust . . .	102	4,146,096		0.01	11/16/23	4,104,485
	SPDR S&P 500						17,453,764
	ETF Trust . . .	439	17,844,472		0.01	11/22/24
	TOTAL CALL OPTIONS PURCHASED . . .			. . . . . . . . . .			54,604,080
4.81%	PUT OPTIONS
	SPDR S&P 500
	ETF Trust . . .	112	$4,552,576		$391.50	01/18/24	$225,478
	SPDR S&P 500
	ETF Trust . . .	112	4,552,576		446.59	02/16/23	441,396
	SPDR S&P 500
	ETF Trust . . .	112	4,552,576		435.61	03/16/23	311,550
	SPDR S&P 500
	ETF Trust . . .	112	4,552,576		391.85	05/18/23	104,308
	SPDR S&P 500
	ETF Trust . . .	112	4,552,576		379.19	06/22/23	95,659
	SPDR S&P 500
	ETF Trust . . .	112	4,552,576		394.76	07/20/23	151,377
	SPDR S&P 500
	ETF Trust . . .	112	4,552,576		426.64	08/17/23	291,460
	SPDR S&P 500
	ETF Trust . . .	112	4,552,576		377.38	09/21/23	138,749
	SPDR S&P 500
	ETF Trust . . .	112	4,552,576		368.49	10/19/23	130,723
	SPDR S&P 500
	ETF Trust . . .	112	4,552,576		395.44	11/16/23	212,002
	SPDR S&P 500
	ETF Trust . . .	112	4,552,576		386.22	12/21/23	202,522

1

QUARTERLY REPORT

	CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments - continued				January 31, 2023 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	SPDR S&P 500
	ETF Trust . . .	112	$4,552,576	$444.70	04/20/23	$409,486
						$2,714,710
101.71%	TOTAL PURCHASED OPTIONS . . . . . .			. . . . . . . . . .		57,318,790
102.49%	TOTAL INVESTMENTS . . . . . . . . . .			. . . . . . . . . .		57,762,668
(2.49%)	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .					(1,404,910)
100.00%	NET ASSETS . . . . . . . . . . . . . .			. . . . . . . . . .		$56,357,758

*Effective 7 day yield as of January 31, 2023

(2.17%) OPTIONS WRITTEN

(1.46%) CALL OPTIONS

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
SPDR S&P 500
ETF Trust . . .	112	$ (4,552,576)	$439.09	01/18/24 $	(188,234)
SPDR S&P 500
ETF Trust . . .	55	(2,235,640)	482.91	02/16/23	(4)
SPDR S&P 500
ETF Trust . . .	87	(3,536,376)	479.01	03/16/23	(245)
SPDR S&P 500
ETF Trust . . .	112	(4,562,576)	441.20	05/18/23	(33,211)
SPDR S&P 500
ETF Trust . . .	112	(4,562,576)	436.08	06/22/23	(65,589)
SPDR S&P 500
ETF Trust . . .	112	(4,562,576)	451.96	07/20/23	(37,886)
SPDR S&P 500
ETF Trust . . .	112	(4,562,576)	483.94	08/17/23	(9,911)
SPDR S&P 500
ETF Trust . . .	112	(4,562,576)	436.83	09/21/23	(124,426)
SPDR S&P 500
ETF Trust . . .	112	(4,562,576)	437.37	10/19/23	(144,024)
SPDR S&P 500
ETF Trust . . .	112	(4,562,576)	460.68	11/16/23	(73,672)
SPDR S&P 500
ETF Trust . . .	112	(4,562,576)	489.40	04/20/23	(776)
SPDR S&P 500
ETF Trust . . .	112	(4,562,576)	444.94	12/21/23	(144,599)
TOTAL CALL OPTIONS WRITTEN . . . . . . . . . .				. . . . .	(822,577)
(Premiums received: 292,795)

2

QUARTERLY REPORT

	CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments - continued				January 31, 2023 (unaudited)
		Number
		of	Notional	Exercise	Expiration
(0.71%)	Description	Contracts	Amount	Price	Date	Value
	PUT OPTIONS
	SPDR S&P 500
	ETF Trust . . .	112	$ (4,552,576)	$313.20	01/18/24	$(63,421)
	SPDR S&P 500
	ETF Trust . . .	112	(4,552,576)	357.27	02/16/23	(1,686)
	SPDR S&P 500
	ETF Trust . . .	112	(4,552,576)	348.50	03/16/23	(8,348)
	SPDR S&P 500
	ETF Trust . . .	112	(4,552,576)	313.48	05/18/23	(14,182)
	SPDR S&P 500
	ETF Trust . . .	112	(4,552,576)	303.35	06/22/23	(17,943)
	SPDR S&P 500
	ETF Trust . . .	112	(4,552,576)	315.81	07/20/23	(29,502)
	SPDR S&P 500
	ETF Trust . . .	112	(4,552,576)	341.31	08/17/23	(57,503)
	SPDR S&P 500
	ETF Trust . . .	112	(4,552,576)	301.91	09/21/23	(34,654)
	SPDR S&P 500
	ETF Trust . . .	112	(4,552,576)	294.80	10/19/23	(35,179)
	SPDR S&P 500
	ETF Trust . . .	112	(4,552,576)	316.36	11/16/23	(56,610)
	SPDR S&P 500
	ETF Trust . . .	112	(4,552,576)	355.77	04/20/23	(26,991)
	SPDR S&P 500
	ETF Trust . . .	112	(4,552,576)	308.98	12/21/23	(55,349)
	TOTAL PUT OPTIONS WIRTTEN . . . . . .			. . . .	. . . . . .	$(401,368)
	(Premiums received: 493,399)
(2.17%)	TOTAL OPTIONS WRITTEN . . . . . . . .			. . . .	. . . . . .	$(1,223,945)
	(Premiums received: 786,194)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

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QUARTERLY REPORT

CBOE VEST US LARGE CAP 20% BUFFER FUND

Schedule of Investments - continued	January 31, 2023 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
PURCHASED OPTIONS . .	Quoted Prices	Inputs	Inputs	Total
	$—	$57,318,790	$—	$57,318,790
MONEY MARKET FUND . .	$443,878			$443,878
TOTAL INVESTMENTS . . .	443,878	57,318,790	—	57,762,668
OPTIONS WRITTEN . . . .
	$—	$ (1,223,945)	$—	$(1,223,945)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2023.

At July 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $56,439,889 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .

Gross unrealized depreciation . . . .

Net unrealized appreciation . . . . .

$ 2,370,455 (2,271,621)

$ 98,834

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QUARTERLY REPORT